UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-04058
Registrant Name: The Korea Fund, Inc.
Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111
Name and Address of Agent for Service: Brian S. Shlissel — 1345 Avenue of the Americas, New York, New York 10105
Registrant’s telephone number, including area code: 212-739-3369
Date of Fiscal Year End: June 30, 2009
Date of Reporting Period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments
The Korea Fund, Inc. Schedule of Investments
September 30, 2008 (unaudited)

Shares		Value*
COMMON STOCK—93.5%
Chemicals—2.1%
27,873	KCC Corp. (d)	$8,694,594

Commercial Banks—7.9%
291,410	Hana Financial Group, Inc.	6,853,205
1,397,260	Korea Exchange Bank	12,976,660
384,106	Shinhan Financial Group Co., Ltd.	13,742,387

		33,572,252

Commercial Services & Supplies—2.8%
231,633	S1 Corp. (d)	11,800,365

Communications—3.8%
462,110	KT Corp.	15,956,634

Construction & Engineering—9.3%
107,942	GS Engineering & Construction Corp. (d)	8,717,018
300,000	Heerim Architects & Planners	2,129,001
258,378	Hyundai Development Co. (d)	9,651,198
234,802	Hyundai Engineering & Construction Co., Ltd. (d)	14,084,672
213,890	Korea Plant Service & Engineering Co., Ltd.	4,941,855

		39,523,744

Consumer Finance—2.2%
269,899	Samsung Card Co., Ltd.	9,206,748

Diversified Industrials—2.4%
192,519	LG Corp. (d)	10,024,735

Electronic Equipment & Instruments—1.4%
134,591	SFA Engineering Corp. (d)	6,001,037

Food & Staples Retailing—6.3%
60,748	CJ Cheil Jedang Corp. (b)	9,877,510
41,051	CJ Home Shopping	2,356,557
30,365	Nong Shim Co., Ltd. (d)	5,576,916
18,615	Shinsegae Co., Ltd.	8,785,931

		26,596,914

Insurance—3.0%
71,704	Samsung Fire & Marine Insurance Co., Ltd.	12,552,219

Internet Software & Services—5.2%
155,719	Daum Communications Corp. (b)(d)	5,339,903
684,503	LG Dacom Corp.	12,158,116
34,326	NHN Corp. (b)(d)	4,403,072

		21,901,091

Media—2.2%
49,437	Cheil Communications, Inc.	9,280,887

Metals & Mining—11.3%
392,595	Dongkuk Steel Mill Co., Ltd.	12,124,225
221,930	Hyundai Steel Co. (d)	11,134,426
65,892	POSCO	24,718,693

		47,977,344

The Korea Fund, Inc. Schedule of Investments
September 30, 2008 (unaudited)

Shares		Value*
Pharmaceuticals—3.0%
72,005	Yuhan Corp. (d)	$12,914,060

Road & Rail—2.1%
108,846	Korea Express Co., Ltd. (b)	8,817,191

Semi-conductors—13.0%
866,880	Hynix Semiconductor, Inc. (b)(d)	14,364,683
88,669	Samsung Electronics Co., Ltd.	40,632,869

		54,997,552

Shipbuilding—3.0%
252,693	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (d)	6,378,554
28,147	Hyundai Heavy Industries Co., Ltd. (d)	6,516,131

		12,894,685

Tobacco—4.6%
258,896	KT&G Corp.	19,323,243

Wholesale—6.6%
496,560	Daewoo International Corp. (d)	13,060,194
333,320	Samsung Corp. (d)	14,772,371

		27,832,565

Wireless Telecommunications Services—1.3%
31,799	SK Telecom Co., Ltd.	5,443,133

	Total Common Stock (cost—$347,183,901)	395,310,993

SHORT-TERM INVESTMENT—22.9%
Collateral Invested for Securities on Loan (c)—22.9%
97,296,755	BNY Institutional Cash Reserves Fund, 2.089% (cost—$97,296,755)	97,072,002

	Total Investments (cost—$444,480,656) (a)—116.4%	492,382,995
	Liabilities in excess of other assets—(16.4)%	(69,384,274)

	Net Assets—100.0%	$422,998,721

Notes to Schedule of Investments:
*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.
Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value, are fair-valued, in good faith, by the Board of Directors or persons acting at the Board’s direction pursuant to guidelines established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (‘‘NAV’’) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. With respect to Korean equity securities, the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.
(a)	Securities with an aggregate value of $395,310,993, representing 93.5% of net assets, have been valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $89,399,847; cash collateral of $97,296,755 was received with which the Fund purchased short-term investments.

Fair Value Measurements—Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value technique: estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	492,382,995
Level 3 — Significant Unobservable Inputs	—

Total	$492,382,995

Item 2.	Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: November 25, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer

Date: November 25, 2008

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 25, 2008